WARRANTS (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volatility	72.70%
Expected term (years)	1 year 8 months 12 days
Risk-free interest rate	0.60%
Dividend yield	0.00%
Warrant [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volatility		72.60%	51.10%
Expected term (years)		1 year 9 months 18 days	2 years
Risk-free interest rate		0.60%	0.50%
Dividend yield		0.00%	0.00%